FI - Gains/losses on financial instruments (Details 10) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	SFr 4	SFr 2	SFr 8
Net gains/(losses) of which related to credit risk - on assets	1	(1)	(2)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	1,440	1,279	913
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	212	242	370
Net gains/(losses) of which related to credit risk - on assets	(3)	0	5
Loans
Gains (losses) on financial instruments
Net gains/(losses)	1,643	439	10
Net gains/(losses) of which related to credit risk - on assets	(16)	(236)	(151)
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	(518)	111	1,302
Net gains/(losses) of which related to credit risk - on assets	(199)	(511)	387
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(12)	4	(59)
Net gains/(losses) of which related to credit risk - on liabilities	(22)	19	(17)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(112)	55	205
Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	323	439	152
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(1,235)	5,317	858
Net gains/(losses) of which related to credit risk - on liabilities	22	207	599
Fair Value, Option, Credit Risk, Changes in debt valuation adjustments on structured notes		261	261
Vanilla debt
Gains (losses) on financial instruments
Net gains/(losses) of which related to credit risk - on liabilities		(108)	336
Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	456	316	(169)
Net gains/(losses) of which related to credit risk - on liabilities	306	(93)	(156)
Bank | Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	4	(38)	9
Net gains/(losses) of which related to credit risk - on assets	1	1	3
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	1,440	1,279	913
Bank | Other investments
Gains (losses) on financial instruments
Net gains/(losses)	214	240	373
Net gains/(losses) of which related to credit risk - on assets	(3)	0	5
Bank | Loans
Gains (losses) on financial instruments
Net gains/(losses)	1,643	439	10
Net gains/(losses) of which related to credit risk - on assets	(16)	(236)	(151)
Bank | Other assets
Gains (losses) on financial instruments
Net gains/(losses)	(507)	111	1,302
Net gains/(losses) of which related to credit risk - on assets	(200)	(511)	387
Bank | Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(12)	4	(59)
Net gains/(losses) of which related to credit risk - on liabilities	(22)	19	(17)
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(112)	55	205
Bank | Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	323	439	152
Bank | Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(1,136)	5,398	678
Net gains/(losses) of which related to credit risk - on liabilities	22	224	527
Bank | Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	443	314	(175)
Net gains/(losses) of which related to credit risk - on liabilities	SFr 312	SFr (95)	SFr (162)